Customer and Supplier Concentration (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Customer and Supplier Concentration (Details) [Line Items]
Concentration risk, percentage	10.00%
Accounts Receivable [Member]
Customer and Supplier Concentration (Details) [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Sales Revenue [Member]
Customer and Supplier Concentration (Details) [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%